IMPAIRMENT OF LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2011
IMPAIRMENT OF LONG-TERM ASSETS [Abstract]
IMPAIRMENT OF LONG-TERM ASSETS

6.	IMPAIRMENT OF LONG-TERM ASSETS

Impairment of long-term assets as at December 31, 2011, 2010 and 2009 are as follows:

(in thousands of $)	2011	2010	2009
Cost method investment (unlisted) (see note 19)	—	3,000	—
FSRU conversion parts (see note 19)	500	1,500	1,500
	500	4,500	1,500

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-term assets may not be recoverable.

The impairment charge arising on the FSRU conversion parts of $0.5 million, $1.5 million and $1.5 million for the years ended December 31, 2011, 2010 and 2009, respectively, refers to the unutilized parts originally ordered for the Golar Spirit FSRU retrofitting following changes to the original project specification.  For further detail refer to note 19.

During the year ended December 31, 2010, the Company identified events and changes in circumstances that indicated that the carrying value of its cost method investment in TORP Technology was not recoverable.  Accordingly, the Company recognized an impairment charge of $3 million resulting in a $nil carrying value (see note 19).